CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-04255) (“Registrant”) hereby certifies (a) that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Class I of International Equity Portfolio, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (“Amendment No. 81”), and (b) that Amendment No. 81 was filed electronically.

Dated: October 23, 2017	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary